Business Acquisition (Narrative) (Detail)	1 Months Ended	12 Months Ended
	May 24, 2019 CAD ($) Year $ / shares	Jul. 31, 2019 CAD ($) Year		Jul. 31, 2018 CAD ($) Year
Disclosure of detailed information about business combination [line items]
Expected life of options (years) | Year				7
Expected volatility, share options granted				65.00%
Net revenue		$ 47,541,000	[1]	$ 4,934,000
Net loss		$ (69,608,000)	[1]	$ (23,350,000)
Minimum
Disclosure of detailed information about business combination [line items]
Risk free interest rate of replacement options		1.54%		2.06%
Expected life of options (years) | Year		5
Expected volatility, share options granted		64.00%
Exercise price of options granted		$ 0.75		$ 1.37
Maximum
Disclosure of detailed information about business combination [line items]
Risk free interest rate of replacement options		2.42%		2.37%
Expected life of options (years) | Year		7
Expected volatility, share options granted		76.00%
Exercise price of options granted		$ 8.95		$ 5.14
Newstrike Brands Limited
Disclosure of detailed information about business combination [line items]
Net revenue	$ 2,770,000
Net loss	$ (13,699,000)
Percentage of voting equity interests acquired	100.00%
Exchange ratio	0.06332
Increase in net revenue based on management estimates If each acquisition had occurred		9,287,000
Increase in net loss based on management estimates If each acquisition had occurred		$ 19,096,000
Non-capitalized transaction expenses	$ 3,958,000
Newstrike Brands Limited | Neal Brothers Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	60.00%
Newstrike Brands Limited | Warrants
Disclosure of detailed information about business combination [line items]
Volatility rate of warrants	75.00%
Stock price of warrants | $ / shares	$ 9.11
Newstrike Brands Limited | Warrants | Minimum
Disclosure of detailed information about business combination [line items]
Risk free rate of warrants	1.48%
Expected life of warrants	8 months 22 days
Exercise price of warrants | $ / shares	$ 11.84
Newstrike Brands Limited | Warrants | Maximum
Disclosure of detailed information about business combination [line items]
Risk free rate of warrants	1.57%
Expected life of warrants	4 years 26 days
Exercise price of warrants | $ / shares	$ 27.64
Newstrike Brands Limited | Replacement Options
Disclosure of detailed information about business combination [line items]
Expected volatility, share options granted	75.00%
Stock price of options | $ / shares	$ 9.11
Newstrike Brands Limited | Replacement Options | Minimum
Disclosure of detailed information about business combination [line items]
Risk free interest rate of replacement options	1.48%
Expected life of options (years) | Year	1.2
Exercise price of options granted	$ 6.00
Newstrike Brands Limited | Replacement Options | Maximum
Disclosure of detailed information about business combination [line items]
Risk free interest rate of replacement options	1.57%
Expected life of options (years) | Year	4.7
Exercise price of options granted	$ 17.37

[1]	Restated